Segment Information - Narrative (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reclassifications or changes in presentation [line items]
Reduction in revenue	[1]	$ (32,504)	$ (60,029)	$ (90,544)	$ (92,533)	$ (174,278)
Contracts classified as held for trading reported net
Disclosure of reclassifications or changes in presentation [line items]
Reduction in revenue		$ 8,028	$ 16,313

[1]	See Note 2 “Segment information”.